Property And Equipment, Net - Summary of Property And Equipment, Net (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 215,796		¥ 186,137
Less: Accumulated depreciation	(106,972)		(83,979)
Property and equipment, net	108,824	$ 15,778	102,158
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	74,515		65,814
Motor vehicles
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	4,503		5,057
Leasehold improvement
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	68,354		52,266
Office building
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	63,000		0
Construction in progress
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	¥ 5,424		¥ 63,000